Operating costs - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating costs
Increase in total operating costs	SFr 2.5
Increase (decrease) in external research and development costs	2.0	SFr (2.4)
Increase in external research and development costs relating to dipraglurant PD-LID program	0.6
Increase in external research and development costs relating to dipraglurant blepharospasm program	0.6
Increase in external research and development costs relating to GABAB PAM program	0.1
Increase in staff costs	SFr 0.3
Decrease in professional fees		0.6
Increase in insurance costs		SFr 1.5